SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Cash and cash equivalents	$ 57,372,128	$ 132,622,467
Accounts receivable and contract assets	418,639
Loans receivable-current, net of provision for loan losses	36,554,913	28,696,234
Interest receivable		555,502
Prepayments and other assets	3,334,965	1,248,562
TOTAL CURRENT ASSETS	97,680,645	163,122,765
Loans receivable- non-current, net of provision for loan losses	39,810,461
Property, equipment and software, net	1,253,723	767,087
Deferred tax assets	3,721,177
TOTAL ASSETS	173,255,842	163,889,852
Current Liabilities
Accrued expenses and other current liabilities	2,791,099	3,786,955
Deferred revenue-current	110,726
Taxes payable	9,371,530	20,059,828
TOTAL CURRENT LIABILITIES	26,562,726	23,846,783
Deferred revenue-non-current	189,958
TOTAL LIABILITIES	46,752,684	23,846,783
Net revenue	61,330,504	107,257,841	$ 22,920,543
Net income	5,532,581	65,510,625	8,570,864
Net cash provided by operating activities	(1,731,075)	87,723,007	8,189,744
Net cash used in investing activities	(68,106,557)	(27,623,791)	(287,765)
Net cash (used in) provided by financing activities	(29,377)	47,516,258	4,288,646
Consolidated VIEs
Current Assets:
Cash and cash equivalents	19,048,168	132,622,467
Accounts receivable and contract assets	418,639
Loans receivable-current, net of provision for loan losses	36,540,627	28,696,234
Interest receivable		555,502
Prepayments and other assets	2,928,471	1,248,562
TOTAL CURRENT ASSETS	58,935,905	163,122,765
Loans receivable- non-current, net of provision for loan losses	39,760,643
Property, equipment and software, net	1,253,723	767,087
Deferred tax assets	3,721,177
TOTAL ASSETS	103,671,448	163,889,852
Current Liabilities
Accrued expenses and other current liabilities	2,048,601	3,786,955
Deferred revenue-current	110,726
Taxes payable	9,359,828	20,059,828
TOTAL CURRENT LIABILITIES	11,519,155	23,846,783
Deferred revenue-non-current	189,958
TOTAL LIABILITIES	11,709,113	23,846,783
Net revenue	61,145,315	107,257,841	22,920,543
Net income	14,570,310	68,124,874	8,572,227
Net cash provided by operating activities	721,269	92,794,537	10,477,027
Net cash used in investing activities	$ (51,541,988)	(27,623,791)	(287,765)
Net cash (used in) provided by financing activities		$ (2,447,161)	$ 1,487